5. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jan. 31, 2026
Notes
5. EXPLORATION AND EVALUATION ASSETS

5.EXPLORATION AND EVALUATION ASSETS

Morrison claims, Omineca Mining Division, British Columbia

In 1998, the Company obtained, and subsequently completed, an option from Noranda Mining and Exploration Inc. ("Noranda" which was subsequently acquired by Glencore PLC, "Glencore”) whereby it earned an initial 50% interest in the Morrison claims.

On April 19, 2004, the Company signed an agreement whereby Noranda agreed to sell its remaining 50% interest to the Company such that the Company would have a 100% interest in the Morrison claims.

In order to obtain the remaining 50% interest, the Company agreed to:

i)on or before June 19, 2004, pay $1,000,000 (paid), issue 250,000 common shares  (issued) and issue 250,000 share purchase warrants exercisable at $4.05 per share until June 5, 2006 (issued);

ii)pay $1,000,000 on or before October 19, 2005 (paid);

iii)pay $1,500,000 on or before April 19, 2007 (paid); and

iv)issue 250,000 common shares on or before commencement of commercial production.  In the event the trading price of the Company’s common shares is below $4.00 per share, the Company is obligated to pay, in cash, the difference between $1,000,000 and the average trading price which is less than $4.00 per share multiplied by 250,000 common shares.

The Company has agreed to execute a re-transfer of its 100% interest to Glencore if it fails to comply with the outstanding terms of the agreement ((iv) above).

The Company also acquired a 100% interest in certain mineral claims located contiguous to the Morrison claims, subject to 1.5% NSR royalty in consideration for the issuance of 45,000 common shares at a value of $180,000.

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral claims.  The Company has investigated title to all of its mineral property interests and, to the best of its knowledge, title to all of its interests are in good standing.

The Company began exploration of the Morrison property in October 1997.  A positive Feasibility Study, as defined by National Instrument 43-101, was released by the Company for the Morrison Copper/Gold Project in February 2009.  The study described the scope, design and financial viability of a conventional open pit mine with a 30,000 tonnes per day mill with a 21 year mine life.  The mineral reserve estimates have been prepared and classified in accordance with CIM Classification established under National Instrument 43-101 of the Canadian Securities Administrators.  The reserve estimate takes into consideration all geologic, mining, milling and economic factors and is stated according to the Canadian Standards.  Under US standards, no reserve declaration is possible until financing and permits are acquired.

The Company is currently in the design stage of the exploration and evaluation of the Morrison property.

Indication of Impairment

An impairment allowance was recorded effective as at January 31, 2022 on the basis of the refusal by the BC Government to grant an Environmental Assessment Certificate ("EAC") in February 2022.  The Company was unable to demonstrate that a new application for the EAC would be successful or that the accumulated costs would be recoverable by a sale of the Morrison property.  Accordingly, the Company made an allowance for the full amount ($29,836,916) that had been capitalized as both acquisition ($4,832,500) and deferred exploration costs ($25,004,416).

The impairment charge recorded is based solely on the lack of available objective evidence that would support an alternative estimate of fair value in respect to the property interest.

Prior to January 31, 2022, the Company had capitalized and continued to defer its historic exploration and evaluation costs incurred on the basis that no clear indicators of impairment existed.

During the 2023 fiscal year, the Company has re-commenced capitalizing current exploration and evaluation costs incurred on the project on the basis of a judgement that these were clearly immaterial in relation to the impairment charge taken during the 2022 fiscal year.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists.

Continuity of acquisition cost for the years ended January 31, 2026, 2025 and 2024 are as follows:

Morrison claims, Canada	2026	2025	2024

Balance, beginning and end of year	$ -	$ -	$ -

Morrison claims, Omineca Mining Division, British Columbia

Continuity of deferred exploration costs for the years ended January 31, 2026, 2025 and 2024 are as follows:

Morrison claims, Canada	2026	2025	2024

Balance, beginning of year	$461,152	$419,046	$182,456

Exploration and evaluation costs
Exploration additions
Assay and analysis	1,870	-	-
Sub-contracts and labour	4,985	-	-
Supplies and general	381	-	-
Travel	1,336	-	-
Staking and recording	18,988	34,151	233,429
Environmental additions
Sub-contracts and labour	61,201	7,428	3,161
Supplies and general	11,088	200	-
Travel	6,400	327	-

Total exploration and evaluation costs for the year	106,249	42,106	236,590

Balance, end of year	$567,401	$461,152	$419,046